Supplement dated July 1, 2014 to the Wilmington Funds Prospectus dated August 31, 2013

(the “Prospectus”)

Effective July 1, 2014, the information in the Prospectus with respect to the Wilmington Multi-Manager International Fund will be amended, supplemented or replaced as follows:

Removal of Portfolio Manager

Effective at the close of business on June 30, 2014, Edward E. Wendell, Jr. of Northern Cross LLC will cease to be a portfolio manager of the Wilmington Multi-Manager International Fund. Accordingly, as of July 1, 2014, all references to Edward E. Wendell, Jr. in the Prospectus are hereby deleted.

Please keep this Supplement for future reference.

SP-WT-PRO-001-0714

Supplement dated July 1, 2014, to the Wilmington Funds Statement of Additional

Information dated August 31, 2013 (the “SAI”)

Wilmington Multi-Manager International Fund (the “Fund”)

Effective at the close of business on June 30, 2014, Edward E. Wendell, Jr. of Northern Cross LLC will cease to be a portfolio manager of the Fund. Accordingly, as of July 1, 2014, all references to Edward E. Wendell, Jr. in the SAI are hereby deleted.

Please keep this Supplement for future reference.

SP-WT-SAI-001-0714